BUSINESS COMBINATION AGREEMENT (Details Narrative) - Global Partner Acquisition Corp II [Member] - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Jan. 09, 2024	Dec. 31, 2022
Business Acquisition [Line Items]
Ordinary shares, par value	$ 0.00001
Exercise price of per share	$ 11.50
Total consideration	$ 450,000,000
Business combination agreement earnout	$ 50,000,000
Price per share	$ 10
Weighted average price of per share	$ 12.00
Share of common stock	5
Common stock outstanding percentage	10.00%
Aggregate amount	$ 150,000,000
Common Class B [Member]
Business Acquisition [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001